Financial assets and liabilities (Details) - ARS ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Non-current trade and other receivables	$ 42,318,927	$ 59,271,464
Current trade And Other Receivables	43,892,015	44,321,953
Non-current trade and other receivables	600,349
Trade receivables - Forest clients
Statement [Line Items]
Current trade And Other Receivables	600,349	0
Trade Receivables-CAMMESA
Statement [Line Items]
Non-current trade and other receivables	42,082,559	58,525,950
Current trade And Other Receivables	31,748,162	31,808,122
Guarantee Deposits
Statement [Line Items]
Non-current trade and other receivables	43	83
Receivables from Shareholders
Statement [Line Items]
Non-current trade and other receivables	236,325	745,431
Trade Receivables-YPF SA and Energia Electrica SA
Statement [Line Items]
Current trade And Other Receivables	738,018	521,711
Trade Receivables-Large users
Statement [Line Items]
Current trade And Other Receivables	2,145,079	2,703,490
Receivables from Associates and Other Related Parties
Statement [Line Items]
Current trade And Other Receivables	58	97
Other Receivables
Statement [Line Items]
Current trade And Other Receivables	8,677,616	9,317,354
Allowance for Doubtful Accounts
Statement [Line Items]
Current trade And Other Receivables	$ (17,267)	$ (28,821)